Intangible assets, net (Tables)	12 Months Ended
May 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	May 31, 2022	May 31, 2021

Software	$98,580	$89,647
Less: accumulated amortization	(22,753)	(5,197)
Intangible assets, net	$75,827	$84,450

Schedule of expected annual amortization expense
Year ending May 31,	Amortization Expense

2023	$19,716
2024	19,716
2025	19,716
2026	16,679
Thereafter	-
Total	$75,827